LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

                    Supplement Dated October 29, 2004 to the
            Statement of Additional Information Dated May 1, 2004 as
          Supplemented May 5, 2004, August 13, 2004 and October 1, 2004

This Supplement describes certain changes to the Statement of Additional Information ("SAI") for Lincoln Variable Insurance Products Trust.

The chart on Page 21 of the SAI entitled "Independent Trustees" is amended by adding the following:

------------------------- -------------- ----------------- ----------------------------- ------------- ----------------
                                                                                          Number of
                                                                                           Funds in
                                                                                             Fund
                           Position(s)    Term of Office     Principal Occupation(s)       Complex       Other Board
 Name, Address and Date     Held With     and Length of            During Past           Overseen by     Memberships
        of Birth            the Fund       Time Served              Five Years             Trustee     Held by Trustee
------------------------- -------------- ----------------- ----------------------------- ------------- ----------------
------------------------- -------------- ----------------- ----------------------------- ------------- ----------------
David H. Windley          Trustee        Trustee since     Partner and Director, Blue         12       Meridian
1300 S. Clinton Street                   August 2004       and Co., LLC                                Investment
Fort Wayne, IN  46802                                                                                  Advisors,
D/O/B: 02/23/43                                                                                        Inc.; Indiana
                                                                                                       Health
                                                                                                       Financing
                                                                                                       Authority

------------------------- -------------- ----------------- ----------------------------- ------------- ----------------

The chart on Page 22 of the SAI entitled "Officers Who Are Not Trustees" is amended by adding the following:

------------------------- -------------- ------------------ ------------------------------ ------------ ---------------
                                                                                            Number of
                                                                                            Funds in
                                                                                              Fund      Other Board
                           Position(s)     Term of Office      Principal Occupation(s)       Complex     Memberships
Name, Address and Date      Held With      and Length of             During Past            Overseen       Held by
        of Birth            the Fund        Time Served              Five Years            by Trustee      Trustee
------------------------- -------------- ------------------ ------------------------------ ------------ ---------------
------------------------- -------------- ------------------ ------------------------------ ------------ ---------------
Therese M. Obringer       Chief          Chief Compliance   Vice President and Chief           N/A           N/A
1300 S. Clinton Street    Compliance     Officer since      Compliance Officer, Lincoln
Fort Wayne, IN  46802     Officer        September 2004     National Corporation;
D/O/B: 01/30/51                                             formerly Chief Compliance
                                                            Officer, Lincoln Financial
                                                            Distributors; formerly
                                                            Director of Compliance,
                                                            Citicorp Investment Services

------------------------- -------------- ------------------ ------------------------------ ------------ ---------------

The third sentence of the paragraph entitled "Board Committees" on Page 22 is to be deleted and replaced with the following:

     The members of the Audit Committee include all of the independent trustees:
      John B. Borsch, Nancy L. Frisby, Kenneth G. Stella, and David H. Windley.

The chart on Page 23 of the SAI entitled "Independent Trustees" is amended by adding the following:

--------------------------- ----------------------------------- ------------------------------------------------------
                                                                Aggregate Dollar Range of Equity Securities in All
                            Dollar Range of Equity Securities   Registered Investment Companies Overseen by Trustee
   Name of Trustee          in the Funds                        in Family of Investment Companies
--------------------------- ----------------------------------- ------------------------------------------------------
--------------------------- ----------------------------------- ------------------------------------------------------
David H. Windley                           None                                         None

--------------------------- ----------------------------------- ------------------------------------------------------

The chart on Page 23 of the SAI entitled "Compensation Table" is amended by adding the following:

------------------------------ -------------------------------- ------------------------------------------------------
Name of Person, Position           Aggregate Compensation                    Total Compensation from the
                                       from the Trust                          Trust and Fund Complex
------------------------------ -------------------------------- ------------------------------------------------------
------------------------------ -------------------------------- ------------------------------------------------------
David H. Windley                           $11,667                                     $11,667
Trustee

------------------------------ -------------------------------- ------------------------------------------------------

          Please keep this Supplement with your SAI for future reference.